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New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

June 4, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Ares Dynamic Credit Allocation Fund, Inc.

Investment Company Act File No. 811-22535

Ladies and Gentlemen:

On behalf of Ares Dynamic Credit Allocation Fund, Inc. (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Fund of shares of common stock, par value $0.001 per share (“Common Shares”) and rights to purchase Common Shares on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act.

We request that the Staff review the Registration Statement as promptly as possible and transmit comments, if any, at its earliest possible convenience. At such time as the Fund responds to comments, it will file the remaining exhibits required by Form N-2, to the extent not filed as part of this filing.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-3953.

Very truly yours,

/s/ Nicole M. Ventura

Nicole M. Ventura

Enclosures

cc:	Jay Spinola, Esq., Willkie Farr & Gallagher LLP

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